SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION (Schedule of Non-Operating Income (Expenses), Net) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Supplementary Financial Statement Information Schedule Of General And Administrative Expense
Issuance costs	$ (417)	$ (90)	$ (133)
Changes in fair value of warrants	4,634	1,743	(127)
Gain from realization of long-term investment		500
Other	(52)	244
Non-operating income, net	$ 4,165	$ 2,397	$ (260)